ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2021
Parent Company [Member]
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1 FINANCIAL INFORMATION OF PARENT COMPANY
STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED BALANCE SHEETS
(In thousands of U.S. dollars, except share and per share data)

	December 31,
	2021	2020
ASSETS

Current assets:
Cash and cash equivalents	$38	$11

Total current assets	38	11

Investments in subsidiaries	790,471	1,061,037

Other long-term assets	452	—

Total assets	$790,961	$1,061,048

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Accrued expenses and other current liabilities	$1,186	$445
Amounts due to subsidiaries	355	616

Total current liabilities	1,541	1,061

Total liabilities	1,541	1,061

Shareholders’ equity:
Class A ordinary shares, par value $0.0001; 1,927,488,240 shares authorized; 370,352,700 shares issued and outstanding	37	37
Class B ordinary shares, par value $0.0001; 72,511,760 shares authorized; 72,511,760 shares issued and outstanding	7	7
Additional paid-in capital	2,134,227	2,134,227
Accumulated other comprehensive (loss) income	(6,136)	11,876
Accumulated losses	(1,338,715)	(1,086,160)

Total shareholders’ equity	789,420	1,059,987

Total liabilities and shareholders’ equity	$790,961	$1,061,048

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF OPERATIONS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2021	2020	2019
Operating revenue s	$—	$—	$—
Operating costs and expenses	—	—	—

Operating loss	—	—	—

Non-operating (expenses) income:
Foreign exchange (losses) gains, net	(1)	1	1
Share of results of subsidiaries	(252,554)	(321,627)	33,563

Total non-operating (expenses) income, net	(252,555)	(321,626)	33,564

(Loss) income before income tax	(252,555)	(321,626)	33,564
Income tax expense	—	—	—

Net (loss) income	$(252,555)	$(321,626)	$33,564

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
(In thousands of U.S. dollars)

	Year Ended December 31,
	2021	2020	2019
Net (loss) income	$(252,555)	$(321,626)	$33,564
Other comprehensive (loss) income:
Foreign currency translation adjustments	(18,012)	11,607	14,332

Other comprehensive (loss) income	(18,012)	11,607	14,332

Total comprehensive (loss) income	$(270,567)	$(310,019)	$47,896

STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE 1
FINANCIAL INFORMATION OF PARENT COMPANY
CONDENSED STATEMENTS OF CASH FLOWS
(In thousands of U.S. dollars)

	Year Ended December 31,
	2021	2020	2019

Cash flows from operating activities:
Net cash provided by (used in) operating activities	$472	$(119)	$1

Cash flow from an investing activity:
Advances to subsidiaries	—	(500,000)	—

Cash used in an investing activity	—	(500,000)	—

Cash flow from a financing activity:
Net (payments for) proceeds from issuance of shares	(445)	499,222	(5,063)

Cash (used in) provided by a financing activity	(445)	499,222	(5,063)

Increase (decrease) in cash and cash equivalents	27	(897)	(5,062)
Cash and cash equivalents at beginning of year	11	908	5,970

Cash and cash equivalents at end of year	$38	$11	$908

Supplemental cash flow disclosure:
Offering expenses capitalized for the issuance of shares included in accrued expenses and other current liabilities	$—	$445	$—